Financial instruments - financial and other risks - Narrative (Details) $ in Thousands	1 Months Ended								3 Months Ended	6 Months Ended
	Sep. 30, 2024 USD ($) tanker	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) vessel	Nov. 30, 2023 USD ($) vessel	Oct. 31, 2023 USD ($) tanker vessel	Sep. 30, 2023 USD ($) vessel tanker	Aug. 31, 2023 USD ($) vessel	Jul. 31, 2023 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Jun. 30, 2023 USD ($) vessel	Jun. 30, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Number of vessels, option to purchase exercised | vessel										39
Payments of lease liabilities, classified as financing activities										$ 250,626	$ 52,568
Repayments of borrowings										$ 260,950	$ 507,764
IFRS 16 - Leases - $670.0 Million | STI Maestro, STI Mighty, STI Modest, STI Maverick, STI Miracle and STI Millenia | MR | Vessels | Lease option to purchase, option exercised
Disclosure of detailed information about financial instruments [line items]
Number of vessels, option to purchase exercised | vessel								6
Payments of lease liabilities, classified as financing activities								$ 145,000
IFRS 16 - Leases - $670.0 Million | STI Maximum, STI Lily, and STI Lotus | Vessels | Lease option to purchase, option exercised
Disclosure of detailed information about financial instruments [line items]
Payments of lease liabilities, classified as financing activities					$ 85,500				$ 85,500
IFRS 16 - Leases - $670.0 Million | STI Maximum, STI Lily, and STI Lotus | MR | Vessels | Lease option to purchase, option exercised
Disclosure of detailed information about financial instruments [line items]
Number of vessels, option to purchase exercised | tanker					1
IFRS 16 - Leases - $670.0 Million | STI Maximum, STI Lily, and STI Lotus | LR2 | Vessels | Lease option to purchase, option exercised
Disclosure of detailed information about financial instruments [line items]
Number of vessels, option to purchase exercised | tanker					2
Ocean Yield Lease Financing | STI Supreme | LR2 | Vessels | Lease option to purchase, option exercised
Disclosure of detailed information about financial instruments [line items]
Payments of lease liabilities, classified as financing activities							$ 27,800
2020 CMBFL Lease Financing | STI Bosphorus and STI Leblon | MR | Vessels | Lease option to purchase, option exercised
Disclosure of detailed information about financial instruments [line items]
Number of vessels, option to purchase exercised | vessel						2
Payments of lease liabilities, classified as financing activities									$ 36,500
CSSC Lease Financing | STI Gauntlet, STI Gladiator, STI Goal, STI Gratitude and STI Guide | LR2 | Vessels | Lease option to purchase, option exercised
Disclosure of detailed information about financial instruments [line items]
Number of vessels, option to purchase exercised | vessel					5		5
Payments of lease liabilities, classified as financing activities					$ 110,400
BCFL Lease Financing (LR2s) | STI Solace, STI Solidarity, and STI Stability | LR2 | Vessels | Lease option to purchase, option exercised
Disclosure of detailed information about financial instruments [line items]
Number of vessels, option to purchase exercised | vessel			3				3		3
Payments of lease liabilities, classified as financing activities			$ 58,400						$ 58,400
2020 TSFL Lease Financing | STI Galata and STI La Boca | MR | Vessels | Lease option to purchase, option exercised
Disclosure of detailed information about financial instruments [line items]
Number of vessels, option to purchase exercised | vessel				2			2
Payments of lease liabilities, classified as financing activities									$ 38,100
2019 DNB / GIEK Credit Facility | STI Condotti and STI Sloane | Vessels | Repayment of lease obligation
Disclosure of detailed information about financial instruments [line items]
Number of vessels | vessel							2
Repayments of borrowings							$ 34,800
2019 DNB / GIEK Credit Facility | STI Condotti and STI Sloane | Vessels | Repayment of debt obligation
Disclosure of detailed information about financial instruments [line items]
Number of vessels | vessel							2
Repayments of borrowings							$ 34,800
2020 $225.0 Million Credit Facility | STI Spiga and STI Kingsway | Vessels | Repayment of lease obligation
Disclosure of detailed information about financial instruments [line items]
Number of vessels | vessel							2
Repayments of borrowings							$ 35,200
2020 $225.0 Million Credit Facility | STI Spiga and STI Kingsway | Vessels | Repayment of debt obligation
Disclosure of detailed information about financial instruments [line items]
Repayments of borrowings							$ 35,200
2023 $1 Billion Credit Facility | Vessels | Repayment of debt obligation
Disclosure of detailed information about financial instruments [line items]
Repayments of borrowings						$ 288,200
BCFL Lease Financing (MRs) | STI Topaz, STI Ruby, STI Garnet | Repayment of lease obligation
Disclosure of detailed information about financial instruments [line items]
Payments of lease liabilities, classified as financing activities	$ 15,100
BCFL Lease Financing (MRs) | STI Topaz, STI Ruby, STI Garnet | Vessels | Repayment of lease obligation
Disclosure of detailed information about financial instruments [line items]
Number of vessels | tanker	3
Hamburg Commercial Credit Facility | STI Veneto And STI Polplar | Vessels | Repayment of lease obligation
Disclosure of detailed information about financial instruments [line items]
Number of vessels | vessel						2
Hamburg Commercial Credit Facility | STI Veneto And STI Polplar | Vessels | Repayment of debt obligation
Disclosure of detailed information about financial instruments [line items]
Number of vessels | tanker						2
Repayments of borrowings						$ 31,300
2020 SPDBFL Lease Financing | STI Jardins, STI Telmo | MR | Vessels | Lease option to purchase, option exercised
Disclosure of detailed information about financial instruments [line items]
Payments of lease liabilities, classified as financing activities		$ 36,900
Deposit held by lessor		$ 1,400
2020 SPDBFL Lease Financing | STI Esles II, STI Donald C. Trasucht, STI Jardins, STI Telmo | MR | Vessels | Lease option to purchase, option exercised
Disclosure of detailed information about financial instruments [line items]
Number of vessels, option to purchase exercised | vessel						4
2020 SPDBFL Lease Financing | STI Esles II, STI Donald C. Trasucht | MR | Vessels | Lease option to purchase, option exercised
Disclosure of detailed information about financial instruments [line items]
Payments of lease liabilities, classified as financing activities				$ 38,100
Deposit held by lessor				$ 1,500